N-2 - USD ($)		6 Months Ended		11 Months Ended	12 Months Ended
		Dec. 31, 2025		Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023 [4]	Jul. 31, 2021	Jul. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001160990
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		PIMCO Corporate & Income Strategy Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Ratios/Supplemental Data
	ARPS
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)

PIMCO Corporate & Income Opportunity Fund
7/1/2025 - 12/31/2025+	N/A	N/A	N/A	N/A
6/30/2025	N/A	N/A	N/A	N/A
6/30/2024	$4,375,000	$10,400,210	$25,000	N/A
6/30/2023	212,650,000	204,962	25,000	N/A
8/1/2021 - 6/30/2022 (i)	212,650,000	184,988	25,000	N/A
7/31/2021	212,650,000	218,218	25,000	N/A
7/31/2020	212,650,000	171,815	25,000	N/A

PIMCO Corporate & Income Strategy Fund
7/1/2025 - 12/31/2025+	N/A	N/A	N/A	N/A
6/30/2025	N/A	N/A	N/A	N/A
6/30/2024	1,075,000	15,313,685	25,000	N/A
6/30/2023	23,525,000	610,350	25,000	N/A
8/1/2021 - 6/30/2022 (i)	23,525,000	566,333	25,000	N/A
7/31/2021	23,525,000	668,805	25,000	N/A
7/31/2020	23,525,000	566,423	25,000	N/A

PIMCO High Income Fund
7/1/2025 - 12/31/2025+	N/A	N/A	N/A	N/A
6/30/2025	N/A	N/A	N/A	N/A
6/30/2024	1,675,000	10,779,665	25,000	N/A
6/30/2023	58,050,000	311,948	25,000	N/A
8/1/2021 - 6/30/2022 (i)	58,050,000	300,723	25,000	N/A
7/31/2021	58,050,000	366,413	25,000	N/A
7/31/2020	58,050,000	311,018	25,000	N/A

PIMCO Income Strategy Fund
7/1/2025 - 12/31/2025+	N/A	N/A	N/A	N/A
6/30/2025	N/A	N/A	N/A	N/A
6/30/2024	925,000	8,653,090	25,000	N/A
6/30/2023	45,200,000	188,823	25,000	N/A
8/1/2021 - 6/30/2022 (i)	45,200,000	189,645	25,000	N/A
7/31/2021	45,200,000	227,165	25,000	N/A
7/31/2020	45,200,000	188,225	25,000	N/A

PIMCO Income Strategy Fund II
7/1/2025 - 12/31/2025+	N/A	N/A	N/A	N/A
6/30/2025	N/A	N/A	N/A	N/A
6/30/2024	3,250,000	4,699,268	25,000	N/A
6/30/2023	87,425,000	189,850	25,000	N/A
8/1/2021 - 6/30/2022 (i)	87,425,000	191,350	25,000	N/A
7/31/2021	87,425,000	231,880	25,000	N/A
7/31/2020	87,425,000	198,210	25,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
~	Not covered by the Report of Independent Registered Public Accounting Firm.
(a)
Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)
Auction Rate Preferred Shareholders (“ARPS”). From February 20, 2002 until November 8, 2024, the Funds had one or more series of ARPS outstanding with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

(d)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(e)
Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)
Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(h)	Fiscal year end changed from July 31st to June 30th.
(i)
Total distributions for the period ended June 30, 2022 may be lower than prior fiscal years due to fiscal year end change resulting in a reduction of the amount of days in the period ended June 30, 2022.

(j)
Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(1)
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS, bears to the aggregate of the involuntary liquidation preference of ARPS, expressed as a dollar amount per ARPS.

(2)
“Involuntary Liquidating Preference“ means the amount to which a holder of ARPS would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

(3)
Between November 4, 2024 and November 8, 2024, the Funds redeemed each outstanding series of Auction-Rate Preferred Shares (“ARPS”) at the full liquidation preference (i.e., face value) of the ARPS. Prior to this redemption, there was no active trading market for the ARPS and the Fund was not able to reliably estimate what their value would have been in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
PIMCO Corporate & Income Strategy Fund’s primary investment objective is to seek high current income, with secondary objectives of capital preservation and appreciation.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the securities posted positive total returns.

»	Exposure to bank loans contributed to performance, as the securities posted positive total returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

»	Holdings related to emerging market special situations detracted from performance, as holdings of a Brazilian telecom operator posted negative returns.

Share Price	[1]	$ 12.76
NAV Per Share	[1]	$ 11.94
Latest Premium (Discount) to NAV [Percent]	[1]	6.87%
Arps [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]		[3]	$ 23,525,000		$ 1,075,000	$ 23,525,000	$ 23,525,000	$ 23,525,000
Senior Securities Coverage per Unit	[2],[5]		[3]	$ 566,333		$ 15,313,685	$ 610,350	$ 668,805	$ 566,423
Preferred Stock Liquidating Preference	[2],[6]		[3]	25,000		25,000	25,000	25,000	25,000
Senior Securities Average Market Value per Unit	[2],[7]		[3]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		72,389

[1]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares. Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.
[2]	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
[3]	Unaudited
[4]	Total distributions for the period ended June 30, 2022 may be lower than prior fiscal years due to fiscal year end change resulting in a reduction of the amount of days in the period ended June 30, 2022.
[5]	“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS, bears to the aggregate of the involuntary liquidation preference of ARPS, expressed as a dollar amount per ARPS.
[6]	“Involuntary Liquidating Preference“ means the amount to which a holder of ARPS would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.
[7]	Between November 4, 2024 and November 8, 2024, the Funds redeemed each outstanding series of Auction-Rate Preferred Shares (“ARPS”) at the full liquidation preference (i.e., face value) of the ARPS. Prior to this redemption, there was no active trading market for the ARPS and the Fund was not able to reliably estimate what their value would have been in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends. See Note 14, Auction-Rate Preferred Shares, in the notes to Financial Statements for more information.